Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	PUTNAM GLOBAL EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000081251
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PEQBX
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2017
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017